Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets

	2020	2019
At amortized cost
Cash and cash equivalents	85,930	2,457
Short-term investments	515,201	72,321
Trade receivables	122,039	91,916
Total	723,170	166,694
Current	716,246	162,908
Non-current	6,924	3,786

Schedule of financial liabilities

	2020	2019
At amortized cost
Trade payables	32,240	29,978
Loans and financing	151,757	—
Lease liabilities	149,353	103,188
Prepayments from customers	9,657	3,186
Accounts payable from acquisition of subsidiaries	274,861	379,540
At FVPL
Share-based compensation	46,260	34,950
Total	664,128	550,842
Current	352,007	179,317
Non-current	312,121	371,525

Schedule of sensitivity analysis

The following table demonstrates the sensitivity to a reasonably possible change in exchange rates on cash and cash equivalents. With all variables held constant, the Company's income before income taxes is affected through the impact on floating exchange rate, as follows:

Depreciation of exchange rate
					Possible	Remote
				Probable	scenario -	scenario -
				scenario	exchange	exchange
	Balance		Current	VaR 99%	rate	rate
	as of		exchange	C.L. 1 day	variation	variation
	12/31/2020	Currency	rate	(i)	25%	75%
Cash and cash equivalents	10,586	USD	51,967	217	2,647	7,940

Value at risk (VaR) is a measure of the risk of loss for investments. It estimates how much a set of investments might lose (with a given Confidence Level - C.L.), given normal market conditions, in a set time period such as a day.

Schedule of maturity profile of the financial liabilities based on contractual undiscounted amounts

The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

	Less than			More than
As of December 31, 2020	1 year	1 to 3 years	3 to 5 years	5 years	Total
Trade payables	32,240	—	—	—	32,240
Loans and financing	151,757	—	—	—	151,757
Lease liabilities	24,734	48,222	46,165	124,076	243,197
Other leases (i)	2,930	1,465	1,085	420	5,900
Prepayments from customers	9,657	—	—	—	9,657
Accounts payable from acquisition of subsidiaries	139,488	139,488	—	—	278,976
Share-based compensation	—	—	51,172	36,881	88,053
Total	360,806	189,175	98,422	161,377	809,780

	Less than			More than
As of December 31, 2019	1 year	1 to 3 years	3 to 5 years	5 years	Total
Trade payables	29,978	—	—	—	29,978
Lease liabilities	21,999	39,218	38,430	93,373	193,020
Other leases (i)	2,804	1,402	1,038	402	5,646
Prepayments from customers	3,186	—	—	—	3,186
Accounts payable from acquisition of subsidiaries	135,233	281,022	—	—	416,255
Share-based compensation	—	—	—	78,455	78,455
Total	193,200	321,642	39,468	172,230	726,540
(i)	Refer to commitments from lease agreements that fall into the exemptions of short-term leases and low-value assets and therefore not recognized in lease liabilities.

Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on short-term investments, trade receivables, loans and financing, lease liabilities and accounts payable from acquisition of subsidiaries. With all variables held constant, the Company’s income before income taxes is affected through the impact on floating interest rate, as follows:

					Increase / decrease in
					interest rate
	Balance as				Possible	Remote
	of		Probable		scenario	scenario
	12/31/2020	Index – % per year	scenario	Risk	25%	75%
Short-term investments	515,201	144,64% CDI – 3,99%	20,557	Decrease	15,417	5,139
Trade receivables	12,029	IPCA - 4,51%	543	Decrease	678	949
Loans and financing	151,757	CDI + 3.6% p.a. - 6,36%	9,652	Increase	12,065	16,891
Lease liabilities	149,353	IGP-M - 25,31%	37,801	Increase	47,252	66,152
Accounts payable from acquisition of subsidiaries	274,861	IPCA – 4,51%	12,396	Increase	15,495	21,693